Other Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 11.	Other Accrued Expenses and Other Current Liabilities

	December 31,
	2016	2017
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$7,503	8,816
Payable for purchases of building and equipment	1,615	10,726
Accrued software maintenance	891	1,004
Accrued payroll and related expenses	6,958	9,461
Accrued professional service fee	923	1,050
Sales received in advance	1,193	603
Accrued warranty costs	48	40
Accrued insurance, welfare expenses, etc.	10,590	9,568
	$29,721	41,268

The movement in accrued warranty costs for the years ended December 31, 2015, 2016 and 2017 is as follows:

Period	Balance at beginning of year	Additions charged to expense	Amounts utilized	Balance at end of year
	(in thousands)

Year 2015	$103	1,121	(997)	227
Year 2016	$227	11	(190)	48
Year 2017	$48	146	(154)	40